UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR & Co.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS
 The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.6%
	Basic Materials — 4.6%
9,000	E.I. du Pont de Nemours and Co.	$462,780
13,500	Freeport-McMoRan Copper & Gold, Inc.	714,960
3,000	Monsanto Co.	220,440
7,000	Newmont Mining Corp.	389,270
10,600	Ternium S.A. ADR	307,294

		2,094,744

	Communications — 5.0%
1,000	Amazon.com, Inc.*	222,520
33,600	Cisco Systems, Inc.	536,592
1,275	Google, Inc., Class A*	769,705
900	LinkedIn Corp., Class A*	90,927
6,500	Rackspace Hosting, Inc.*	260,000
30,800	Yahoo!, Inc.*	403,480

		2,283,224

	Consumer, Cyclical — 10.7%
12,900	Bed Bath & Beyond, Inc.*	754,521
9,400	Coach, Inc.	606,864
11,700	Genuine Parts Co.	621,972
11,700	Kohl’s Corp.	640,107
6,400	lululemon athletica, inc.*	387,456
4,000	Panera Bread Co., Class A*	461,240
15,325	The Gap, Inc.	295,619
7,500	Tiffany & Co.	596,925
3,500	W.W. Grainger, Inc.	519,295

		4,883,999

	Consumer, Non-cyclical — 21.3%
8,640	Abbott Laboratories	443,405
7,000	Automatic Data Processing, Inc.	360,430
8,475	Baxter International, Inc.	492,991
2,970	C.R. Bard, Inc.	293,079
12,400	Forest Laboratories, Inc.*	459,544
6,700	Gilead Sciences, Inc.*	283,812
26,900	Hormel Foods Corp.	779,293
8,500	Johnson & Johnson	550,715
14,400	Merck & Company, Inc.	491,472
12,000	Paychex, Inc.	338,760
6,800	PepsiCo, Inc.	435,472
12,500	ResMed, Inc.*	378,625
5,004	Smith & Nephew PLC ADR	265,162
13,700	Stryker Corp.	744,458
26,500	Sysco Corp.	810,635
9,200	The Coca-Cola Co.	625,692
7,800	The Estée Lauder Companies, Inc., Class A	818,298

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical — 21.3% (continued)
25,450	Unilever PLC ADR	$815,927
5,800	United Therapeutics Corp.*	332,804

		9,720,574

	Energy — 13.8%
4,202	Apache Corp.	519,871
6,600	Cabot Oil & Gas Corp.	488,928
10,000	Ensco PLC ADR	532,500
9,000	Halliburton Co.	492,570
9,000	Hess Corp.	617,040
14,700	Marathon Oil Corp.	455,259
7,350	Marathon Petroleum Corp.*	321,857
10,400	Murphy Oil Corp.	667,888
30,800	Nexen, Inc.	717,640
18,000	Petróleo Brasileiro S.A. ADR	611,460
8,000	Range Resources Corp.	521,280
9,000	Rowan Companies, Inc.*	352,530

		6,298,823

	Financial — 14.8%
10,000	Capital One Financial Corp.	478,000
14,600	Citigroup, Inc.	559,764
25,000	Discover Financial Services	640,250
6,075	Franklin Resources, Inc.	771,282
16,725	JPMorgan Chase & Co.	676,526
13,000	Morgan Stanley	289,250
5,500	Northern Trust Corp.	246,978
10,100	Prudential Financial, Inc.	592,668
13,575	T. Rowe Price Group, Inc.	771,060
2,425	The Goldman Sachs Group, Inc.	327,302
27,000	U.S. Bancorp	703,620
24,000	Wells Fargo & Co.	670,560

		6,727,260

	Industrial — 8.3%
11,615	3M Co.	1,012,131
7,100	Cummins, Inc.	744,648
12,800	Norfolk Southern Corp.	968,960
13,700	PerkinElmer, Inc.	335,102
6,950	Union Pacific Corp.	712,236

		3,773,077

	Technology — 19.4%
4,425	Apple, Inc.*	1,727,874
16,000	Cerner Corp.*	1,063,840
7,000	Check Point Software Technologies Ltd.*	403,550
3,600	Citrix Systems, Inc.*	259,344
36,000	Intel Corp.	803,880

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 19.4% (continued)
4,500	International Business Machines Corp.	$818,325
7,500	MICROS Systems, Inc.*	367,275
18,350	Microsoft Corp.	502,790
14,000	NetApp, Inc.*	665,280
25,500	Oracle Corp.	779,790
7,000	Riverbed Technology, Inc.*	200,410
1,800	salesforce.com, inc.*	260,478
8,200	SanDisk Corp.*	348,746
4,750	SAP AG ADR	296,448
10,100	Western Digital Corp.*	348,046

		8,846,076

	Utilities — 1.7%
9,000	Exelon Corp.	396,630
8,500	PG&E Corp.	352,155

		748,785

	Total Common Stocks — 99.6% (Cost $40,520,351)	45,376,562

	Other Assets Less Liabilities — 0.4%	173,657

	Net Assets — 100.0%	$45,550,219

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 91.4%
	Basic Materials — 4.2%
6,075	Ecolab, Inc.	$303,750
8,000	Gold Fields Ltd. ADR	124,720
4,934	Sigma-Aldrich Corp.	331,072
11,800	Yamana Gold, Inc.	153,164

		912,706

	Communications — 2.7%
3,097	FactSet Research Systems, Inc.	285,203
10,450	Telephone and Data Systems, Inc.	296,362

		581,565

	Consumer, Cyclical — 17.9%
4,515	Abercrombie & Fitch Co., Class A	330,137
3,900	Bed Bath & Beyond, Inc.*	228,111
9,080	Big Lots, Inc.*	316,256
5,200	BJ’s Wholesale Club, Inc.*	261,820
9,485	Copart, Inc.*	412,123
1,600	Deckers Outdoor Corp.*	158,800
3,400	Genuine Parts Co.	180,744
2,700	Guess?, Inc.	102,924
8,130	Magna International, Inc.	396,500
12,824	Mattel, Inc.	341,888
2,800	MSC Industrial Direct Company, Inc., Class A	172,984
6,535	Tiffany & Co.	520,121
3,079	V.F. Corp.	359,627
3,700	Williams-Sonoma, Inc.	136,974

		3,919,009

	Consumer, Non-cyclical — 16.8%
2,700	Brown-Forman Corp., Class B	198,612
2,122	Bunge Ltd.	146,015
2,446	C.R. Bard, Inc.	241,371
2,600	Covance, Inc.*	148,850
9,050	Endo Pharmaceuticals Holdings, Inc.*	337,113
6,438	Forest Laboratories, Inc.*	238,592
7,050	Hansen Natural Corp.*	540,171
2,100	Humana, Inc.	156,618
6,995	Lincare Holdings, Inc.	179,002
5,875	Paychex, Inc.	165,851
16,850	SEI Investments Co.	333,293
4,035	Techne Corp.	305,813
2,600	Tupperware Brands Corp.	162,474
13,275	Tyson Foods, Inc., Class A	233,109

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical — 16.8% (continued)
4,444	Varian Medical Systems, Inc.*	$278,905

		3,665,789

	Energy — 10.3%
4,677	Energen Corp.	275,054
4,685	Ensco PLC ADR	249,476
1,200	First Solar, Inc.*	141,876
4,540	Helmerich & Payne, Inc.	313,487
7,800	Nabors Industries Ltd.*	205,998
2,925	Newfield Exploration Co.*	197,204
4,625	Pioneer Natural Resources Co.	430,079
5,800	Plains Exploration & Production Co.*	226,258
5,550	Rowan Companies, Inc.*	217,394

		2,256,826

	Financial — 14.9%
8,000	Aspen Insurance Holdings Ltd.	207,200
9,495	Capitol Federal Financial	108,623
6,375	Comerica, Inc.	204,191
17,900	Fifth Third Bancorp	226,435
25,225	Hudson City Bancorp, Inc.	208,106
26,950	KeyCorp	216,678
2,546	M&T Bank Corp.	219,567
8,185	New York Community Bancorp, Inc.	110,743
10,250	People’s United Financial, Inc.	129,970
8,700	Raymond James Financial, Inc.	276,312
33,600	Regions Financial Corp.	204,624
4,500	Reinsurance Group of America, Inc.	261,945
6,821	T. Rowe Price Group, Inc.	387,433
8,900	W. R. Berkley Corp.	274,031
9,600	Zions Bancorp	210,240

		3,246,098

	Industrial — 11.4%
1,778	Cummins, Inc.	186,477
6,625	Dolby Laboratories, Inc., Class A*	280,635
6,075	FLIR Systems, Inc.	166,819
5,700	Garmin Ltd.	185,991
6,200	Kansas City Southern*	367,970
3,700	Kirby Corp.*	215,784
7,295	Pall Corp.	361,686
4,692	Roper Industries, Inc.	383,008
7,500	Spirit AeroSystems Holdings, Inc., Class A*	153,675
3,500	Tidewater, Inc.	190,190

		2,492,235

	Technology — 9.0%
32,168	Activision Blizzard, Inc.	380,869

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 9.0% (continued)
9,503	Check Point Software Technologies Ltd.*	$547,848
4,900	Microchip Technology, Inc.	165,375
3,400	SanDisk Corp.*	144,602
15,500	Seagate Technology PLC	215,295
30,900	Siliconware Precision Industries Co. ADR	152,337
4,900	Western Digital Corp.*	168,854
6,200	Xilinx, Inc.	199,020

		1,974,200

	Utilities — 4.2%
8,600	Ameren Corp.	247,852
4,669	FirstEnergy Corp.	208,471
8,100	NRG Energy, Inc.*	198,612
10,650	Westar Energy, Inc.	274,876

		929,811

	Total Common Stocks (Cost $17,058,330)	19,978,239

	SHORT-TERM INVESTMENT — 8.7%
1,894,812	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,894,812)	1,894,812

	Total Investments — 100.1% (Cost $18,953,142)	21,873,051

	Liabilities Less Other Assets — (0.1)%	(29,928)

	Net Assets — 100.0%	$21,843,123

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 91.5%
	Basic Materials — 9.5%
34,000	Hecla Mining Co.*	$264,180
12,700	Innospec, Inc.*	407,924
16,700	Kraton Performance Polymers, Inc.*	602,870
3,884	NewMarket Corp.	637,054
75,200	PolyOne Corp.	1,165,600
7,750	Schnitzer Steel Industries, Inc., Class A	393,622
18,000	W.R. Grace & Co.*	907,920

		4,379,170

	Communications — 3.2%
2,000	Acme Packet, Inc.*	117,840
3,500	ADTRAN, Inc.	115,815
6,500	Aruba Networks, Inc.*	149,175
3,600	Blue Coat Systems, Inc.*	72,540
2,800	Finisar Corp.*	47,712
7,800	Lamar Advertising Co., Class A*	198,588
5,500	Rackspace Hosting, Inc.*	220,000
7,600	Sourcefire, Inc.*	186,808
8,200	TIBCO Software, Inc.*	213,528
1,000	VirnetX Holding Corp.*	30,410
3,600	Vocus, Inc.*	102,852

		1,455,268

	Consumer, Cyclical — 15.6%
36,000	American Axle & Manufacturing Holdings, Inc.*	412,920
10,700	Ascena Retail Group, Inc.*	345,824
15,500	Bally Technologies, Inc.*	611,165
10,000	Big Lots, Inc.*	348,300
13,000	Chico’s FAS, Inc.	196,170
3,300	Deckers Outdoor Corp.*	327,525
1,000	Fuel Systems Solutions, Inc.*	21,240
70,000	JetBlue Airways Corp.*	335,300
4,000	KB Home	33,960
15,000	Meritor, Inc.*	202,500
29,500	Modine Manufacturing Co.*	439,845
9,754	Owens & Minor, Inc.	297,497
21,800	Penn National Gaming, Inc.*	914,074
20,000	Pier 1 Imports, Inc.*	219,800
10,000	Saks, Inc.*	107,400
4,600	Signet Jewelers Ltd.*	197,064
6,000	Steven Madden Ltd.*	228,600
5,600	The Buckle, Inc.	248,136
6,500	The Children’s Place Retail Stores, Inc.*	314,080
14,300	The Toro Co.	769,769

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Cyclical — 15.6% (continued)
24,000	US Airways Group, Inc.*	$149,760
11,000	Westport Innovations, Inc.*	282,040
5,000	Wolverine World Wide, Inc.	189,350

		7,192,319

	Consumer, Non-cyclical — 9.2%
7,000	ABIOMED, Inc.*	115,570
2,000	Amarin Corp. PLC ADR*	27,080
10,000	AVANIR Pharmaceuticals, Inc., Class A*	37,500
7,700	BioMarin Pharmaceutical, Inc.*	240,471
6,100	Bruker Corp.*	105,042
4,500	Catalyst Health Solutions, Inc.*	294,885
10,000	Depomed, Inc.*	75,600
8,000	Immunogen, Inc.*	108,240
9,000	Impax Laboratories, Inc.*	190,620
8,000	InterMune, Inc.*	267,040
3,000	Jazz Pharmaceuticals, Inc.*	121,410
2,000	Kenexa Corp.*	51,140
4,000	MAKO Surgical Corp.*	115,240
8,000	Optimer Pharmaceuticals, Inc.*	84,640
10,000	Par Pharmaceutical Companies, Inc.*	323,900
6,800	Pharmaceutical Product Development, Inc.	196,044
4,200	Rollins, Inc.	80,178
21,000	RSC Holdings, Inc.*	250,740
4,500	Seattle Genetics, Inc.*	76,635
9,150	Sirona Dental Systems, Inc.*	462,807
4,800	Sotheby’s	203,280
5,400	SuccessFactors, Inc.*	145,800
2,000	Theravance, Inc.*	42,760
4,285	Transcend Services, Inc.*	124,522
7,000	ViroPharma, Inc.*	126,560
7,110	Wright Express Corp.*	349,812
2,000	XenoPort, Inc.*	14,180

		4,231,696

	Energy — 8.5%
14,612	Atwood Oceanics, Inc.*	682,381
17,900	Brigham Exploration Co.*	569,220
3,000	Clean Energy Fuels Corp.*	48,030
24,500	Complete Production Services, Inc.*	952,560
9,000	Energy XXI Bermuda Ltd.*	295,290
22,200	Key Energy Services, Inc.*	432,678
72,000	Kodiak Oil & Gas Corp.*	488,880
5,500	Oasis Petroleum, Inc.*	162,470

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Energy — 8.5% (continued)
6,000	Rosetta Resources, Inc.*	$310,620

		3,942,129

	Financial — 18.1%
30,000	Associated Banc-Corp	409,500
32,500	Astoria Financial Corp.	378,625
2,700	Bancorp Rhode Island, Inc.	118,449
10,000	Berkshire Hills Bancorp, Inc.	219,200
53,700	Brookline Bancorp, Inc.	459,135
29,454	Capitol Federal Financial	336,954
10,000	CBOE Holdings, Inc.	230,400
18,660	Chicopee Bancorp, Inc.*	264,599
28,500	CNO Financial Group, Inc.*	209,475
8,000	Encore Capital Group, Inc.*	218,800
600	First Citizens BancShares, Inc., Class A	108,072
28,253	First Horizon National Corp.	253,994
32,200	Fulton Financial Corp.	326,830
2,300	Hingham Institution for Savings	124,200
55,000	Horace Mann Educators Corp.	800,800
25,000	Independent Bank Corp.	663,750
3,407	Investors Title Co.	129,807
6,000	Newport Bancorp, Inc.*	82,860
9,000	Peoples Federal Bancshares, Inc.*	128,610
7,300	SI Financial Group, Inc.	74,095
34,800	Sunstone Hotel Investors, Inc.*	310,068
40,800	Susquehanna Bancshares, Inc.	307,224
20,000	Tower Group, Inc.	457,200
43,550	United Financial Bancorp, Inc.	678,944
11,400	Washington Federal, Inc.	192,774
2,050	White Mountains Insurance Group Ltd.	863,850

		8,348,215

	Industrial — 12.6%
21,337	A.O. Smith Corp.	884,845
1,000	Aerovironment, Inc.*	28,830
7,100	Armstrong World Industries, Inc.	280,450
8,000	Atlas Air Worldwide Holdings, Inc.*	419,120
5,000	CLARCOR, Inc.	220,300
4,600	Cymer, Inc.*	202,538
9,800	Genesee & Wyoming, Inc., Class A*	539,392
20,750	GrafTech International Ltd.*	399,645
12,100	Heartland Express, Inc.	185,372
9,000	Lennox International, Inc.	332,820
5,800	NL Industries, Inc.	104,400
8,200	PerkinElmer, Inc.	200,572
4,000	Polypore International, Inc.*	272,000

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Industrial — 12.6% (continued)
8,000	Roadrunner Transportation Systems, Inc.*	$123,440
3,000	Sauer-Danfoss, Inc.*	142,500
10,000	Simpson Manufacturing Company, Inc.	283,000
3,000	Sun Hydraulics Corp.	85,530
8,200	Terex Corp.*	182,122
10,000	Twin Disc, Inc.	380,000
22,250	Werner Enterprises, Inc.	523,988

		5,790,864

	Technology — 13.9%
4,000	athenahealth, Inc.*	235,160
62,100	Brocade Communications Systems, Inc.*	340,308
11,000	Cirrus Logic, Inc.*	166,980
8,000	CommVault Systems, Inc.*	309,760
22,000	Compuware Corp.*	212,520
3,000	Concur Technologies, Inc.*	136,320
23,600	Emulex Corp.*	199,420
12,400	Fortinet, Inc.*	251,968
5,277	Jack Henry & Associates, Inc.	152,769
9,000	Kulicke & Soffa Industries, Inc.*	82,800
18,000	MedAssets, Inc.*	228,060
16,000	Medidata Solutions, Inc.*	326,880
14,000	Mellanox Technologies Ltd.*	487,900
14,000	Nanometrics, Inc.*	236,460
2,000	NetLogic Microsystems, Inc.*	69,100
7,300	Netscout Systems, Inc.*	111,325
8,000	NetSuite, Inc.*	313,680
6,175	Open Text Corp.*	417,183
13,000	QLogic Corp.*	197,210
5,000	Quest Software, Inc.*	94,900
20,400	RADWARE Ltd.*	676,260
8,400	RightNow Technologies, Inc.*	285,096
8,000	Synchronoss Technologies, Inc.*	234,000
6,400	Taleo Corp., Class A*	211,840
27,000	TriQuint Semiconductor, Inc.*	203,040
1,800	Ultimate Software Group, Inc.*	97,884
3,000	Veeco Instruments, Inc.*	119,370

		6,398,193

	Utilities — 0.9%
17,400	Portland General Electric Co.	431,172

	Total Common Stocks (Cost $39,774,162)	42,169,026

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

NO. OF		VALUE
RIGHTS		(NOTE 1)

	RIGHTS — NM
5,500	Clinical Data, Contingent Value Rights*	$5,225

SHARES

	SHORT-TERM INVESTMENT — 8.4%
3,893,313	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $3,893,313)	3,893,313

	Total Investments — 99.9% (Cost $43,667,475)	46,067,564

	Other Assets Less Liabilities — 0.1%	52,527

	Net Assets — 100.0%	$46,120,091

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
NM	Not Meaningful

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.5%
	Advertising — 5.3%
1,492,440	Lamar Advertising Co., Class A*	$37,997,523

	Building Materials — 3.3%
825,000	Simpson Manufacturing Company, Inc.	23,347,500

	Diversified Financial Services — 6.6%
94,910	Diamond Hill Investment Group, Inc.	7,371,660
503,756	Encore Capital Group, Inc.*	13,777,727
121,649	Marlin Business Services Corp.*	1,518,179
125,000	T. Rowe Price Group, Inc.	7,100,000
912,000	The Charles Schwab Corp.	13,616,160
173,137	White River Capital, Inc.	3,310,379

		46,694,105

	Entertainment — 16.2%
1,169,000	Bally Technologies, Inc.*	46,093,670
1,651,070	Penn National Gaming, Inc.*	69,229,365

		115,323,035

	Home Furnishings — 1.6%
680,160	American Woodmark Corp.	11,304,259

	Insurance — 15.5%
805,750	AON Corp.	38,772,690
178,000	Markel Corp.*	71,274,760

		110,047,450

	Internet — 2.8%
33,200	Google, Inc., Class A*	20,042,508

	Media — 2.1%
925,000	News Corp., Class A	14,818,500

	Retail — 31.2%
3,810,235	99 Cents Only Stores*†	75,252,141
2,187,088	CarMax, Inc.*	69,921,204
1,295,076	O’Reilly Automotive, Inc.*	77,057,022

		222,230,367

	Telecommunications — 11.8%
1,596,500	American Tower Corp., Class A*	83,864,145

	Transportation — 1.1%
504,200	Roadrunner Transportation Systems, Inc.*	7,779,806

	Total Common Stocks (Cost $370,668,958)	693,449,198

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 2.9%
20,894,092	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $20,894,092)	$20,894,092

	Total Investments — 100.4% (Cost $391,563,050)	714,343,290

	Liabilities Less Other Assets — (0.4)%	(2,644,919)

	Net Assets — 100.0%	$711,698,371

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 88.1%
	Banks — 68.5%
290,000	Bank of America Corp.	$2,815,900
5,000	BB&T Corp.	128,400
70,000	Capital One Financial Corp.	3,346,000
40,000	CIT Group, Inc.*	1,589,600
85,000	Citigroup, Inc.	3,258,900
100,000	Comerica, Inc.	3,203,000
260,000	Fifth Third Bancorp	3,289,000
280,000	Huntington Bancshares, Inc.	1,692,600
81,000	JPMorgan Chase & Co.	3,276,450
400,000	KeyCorp	3,216,000
100,000	Morgan Stanley	2,225,000
75,000	Regions Financial Corp.	456,750
110,000	SunTrust Banks, Inc.	2,693,900
8,000	The Goldman Sachs Group, Inc.	1,079,760
60,000	The PNC Financial Services Group, Inc.	3,257,400
127,000	U.S. Bancorp	3,309,620
117,000	Wells Fargo & Co.	3,268,980
25,000	Zions Bancorp	547,500

		42,654,760

	Commercial Services — 5.2%
5,000	MasterCard, Inc., Class A	1,516,250
20,000	Visa, Inc., Class A	1,710,800

		3,227,050

	Diversified Financial Services — 6.7%
30,000	American Express Co.	1,501,200
5,000	Ameriprise Financial, Inc.	270,500
4,000	BlackRock, Inc.	713,840
65,000	Discover Financial Services	1,664,650

		4,150,190

	Insurance — 5.2%
5,000	ACE Ltd.	334,900
5,000	Aflac, Inc.	230,300
70,000	American International Group, Inc.*	2,009,000
30,000	Genworth Financial, Inc., Class A*	249,600
10,000	MetLife, Inc.	412,100

		3,235,900

	Real Estate Investment Trust (REIT) — 2.5%
95,000	Annaly Capital Management, Inc.	1,594,100

	Total Common Stocks (Cost $57,892,333)	54,862,000

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 14.1%
8,773,908	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $8,773,908)	$8,773,908

	Total Investments — 102.2% (Cost $66,666,241)	63,635,908

	Liabilities Less Other Assets — (2.2)%	(1,378,255)

	Net Assets — 100.0%	$62,257,653

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 92.4%
	Banks — 30.1%
360,000	Associated Banc-Corp	$4,914,000
80,000	Bancorp Rhode Island, Inc.	3,509,600
280,000	Banner Corp.	5,185,600
100,000	Cathay General Bancorp	1,386,000
70,000	East West Bancorp, Inc.	1,299,200
130,000	Fifth Third Bancorp	1,644,500
280,000	First Horizon National Corp.	2,517,200
320,000	Fulton Financial Corp.	3,248,000
100,000	Huntington Bancshares, Inc.	604,500
55,000	IBERIABANK Corp.	2,803,350
195,000	Independent Bank Corp.	5,177,250
190,000	KeyCorp	1,527,600
285,000	Nara Bancorp, Inc.*	2,288,550
600,000	National Penn Bancshares, Inc.	4,824,000
70,000	Oriental Financial Group, Inc.	869,400
850,000	Popular, Inc.*	2,040,000
427,000	State Bancorp, Inc.	5,551,000
310,000	Sterling Financial Corp.*	5,375,400
560,000	Susquehanna Bancshares, Inc.	4,216,800
450,000	Synovus Financial Corp.	823,500
75,000	TCF Financial Corp.	954,000
190,000	United Community Banks, Inc.*	2,076,700
60,000	Webster Financial Corp.	1,225,200
219,612	Wilshire Bancorp, Inc.*	724,720
70,000	Wintrust Financial Corp.	2,392,600
90,000	Zions Bancorp	1,971,000

		69,149,670

	Commercial Services — 1.2%
90,000	Green Dot Corp., Class A*	2,918,700

	Diversified Financial Services — 5.6%
190,000	Encore Capital Group, Inc.*	5,196,500
310,000	Netspend Holdings, Inc.*	2,445,900
64,000	Portfolio Recovery Associates, Inc.*	5,179,520

		12,821,920

	Home Builders — 1.6%
430,000	KB Home	3,650,700

	Insurance — 3.5%
630,000	CNO Financial Group, Inc.*	4,630,500
100,000	MGIC Investment Corp.*	398,000
600,000	Radian Group, Inc.	1,902,000

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Insurance — 3.5% (continued)
1,100,000	The PMI Group, Inc.*	$1,100,000

		8,030,500

	Investment Companies — 4.5%
500,000	American Capital Ltd.*	4,835,000
580,000	KKR Financial Holdings LLC	5,504,200

		10,339,200

	Real Estate Investment Trust (REIT) — 11.5%
100,000	American Capital Agency Corp.	2,792,000
100,000	Colony Financial, Inc.	1,761,000
170,000	Common Wealth REIT	4,015,400
120,000	Cypress Sharpridge Investments, Inc.	1,477,200
55,000	First Industrial Realty Trust, Inc.*	651,750
60,000	Hatteras Financial Corp.	1,609,200
75,000	Invesco Mortgage Capital, Inc.	1,468,500
200,000	MFA Financial, Inc.	1,498,000
1,150,000	NorthStar Realty Finance Corp.	4,462,000
110,000	PennyMac Mortgage Investment Trust	1,761,100
625,071	RAIT Financial Trust	3,475,395
150,000	Two Harbors Investment Corp.	1,470,000

		26,441,545

	Savings & Loans — 34.4%
490,000	Astoria Financial Corp.	5,708,500
220,000	BankUnited, Inc.	5,480,200
540,000	Brookline Bancorp, Inc.	4,617,000
460,000	Capitol Federal Financial	5,262,400
115,000	Dime Community Bancshares, Inc.	1,615,750
300,000	First Niagara Financial Group, Inc.	3,675,000
1,300,000	Flagstar Bancorp, Inc.*	949,130
485,000	Flushing Financial Corp.	5,975,200
94,331	Hingham Institution for Savings	5,093,874
15,000	Hudson City Bancorp, Inc.	123,750
470,000	Northwest Bancshares, Inc.	5,776,300
470,000	OceanFirst Financial Corp.	6,321,499
259,840	People’s United Financial, Inc.	3,294,771
260,000	Provident Financial Services, Inc.	3,603,600
280,000	Territorial Bancorp, Inc.	5,846,400
420,000	TFS Financial Corp.*	3,964,800
40,000	ViewPoint Financial Group	520,800
370,000	Washington Federal, Inc.	6,256,700
125,642	WSFS Financial Corp.	4,989,244

		79,074,918

	Total Common Stocks (Cost $209,819,645)	212,427,153

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 6.8%
15,555,170	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $15,555,170)	$15,555,170

	Total Investments — 99.2% (Cost $225,374,815)	227,982,323

	Other Assets Less Liabilities — 0.8%	1,800,283

	Net Assets — 100.0%	$229,782,606

*	Non-income producing security
LLC	Limited Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 95.7%
	Biotechnology — 7.1%
3,490	Alexion Pharmaceuticals, Inc.*	$198,232
2,175	AVEO Pharmaceuticals, Inc.*	41,564
2,675	Celgene Corp.*	158,627
2,348	Illumina, Inc.*	146,633

		545,056

	Commercial Services — 0.6%
1,740	SuccessFactors, Inc.*	46,980

	Computers — 18.7%
1,975	3D Systems Corp.*	42,285
848	Apple, Inc.*	331,127
4,782	Cognizant Technology Solutions Corp., Class A*	334,119
3,010	Fortinet, Inc.*	61,163
3,000	Mercury Computer Systems, Inc.*	50,370
6,900	NetApp, Inc.*	327,888
3,400	Riverbed Technology, Inc.*	97,342
2,240	VanceInfo Technologies, Inc. ADR*	45,315
4,350	Western Digital Corp.*	149,901

		1,439,510

	Electrical Components & Equipments — 0.9%
3,140	American Superconductor Corp.*	22,985
23,853	Satcon Technology Corp.*	44,843

		67,828

	Electronics — 3.2%
2,460	Amphenol Corp., Class A	120,269
1,000	Cymer, Inc.*	44,030
3,050	TTM Technologies, Inc.*	42,242
1,125	Woodward, Inc.	38,813

		245,354

	Healthcare-Products — 4.1%
790	Intuitive Surgical, Inc.*	316,435

	Internet — 16.3%
995	Amazon.com, Inc.*	221,407
1,380	Baidu, Inc. ADR*	216,757
1,680	F5 Networks, Inc.*	157,046
365	Google, Inc., Class A*	220,347
2,115	KIT Digital, Inc.*	24,640
2,000	Liquidity Services, Inc.*	48,360
200	MercadoLibre, Inc.	15,884
2,650	NetEase.com, Inc. ADR*	133,878

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Internet — 16.3% (continued)
8,281	Tencent Holdings Ltd. ADR	$215,720

		1,254,039

	Semiconductors — 29.2%
6,190	Altera Corp.	253,047
2,550	Amtech Systems, Inc.*	45,773
25,800	Applied Materials, Inc.	317,856
6,990	ARM Holdings PLC ADR	201,242
8,225	ASML Holding N.V.	293,221
8,925	Atmel Corp.*	107,993
5,095	Avago Technologies Ltd.	171,345
585	Cavium, Inc.*	20,177
1,575	Ceva, Inc.*	47,596
2,160	Cirrus Logic, Inc.*	32,789
810	Hittite Microwave Corp.*	45,352
3,100	KLA-Tencor Corp.	123,442
2,560	Lam Research Corp.*	104,653
2,450	Nanometrics, Inc.*	41,380
1,275	NetLogic Microsystems, Inc.*	44,051
775	Omnivision Technologies, Inc.*	22,661
9,200	ON Semiconductor Corp.*	79,948
1,606	Rovi Corp.*	85,070
3,360	Rubicon Technology, Inc.*	49,459
2,725	Skyworks Solutions, Inc.*	68,970
1,500	Ultratech, Inc.*	39,525
1,300	Veeco Instruments, Inc.*	51,727

		2,247,277

	Software — 7.3%
945	ANSYS, Inc.*	47,817
3,600	hiSoft Technology International Ltd. ADR*	49,932
1,940	Informatica Corp.*	99,192
1,165	QLIK Technologies, Inc.*	35,311
950	RealPage, Inc.*	22,848
3,690	Red Hat, Inc.*	155,275
1,470	VMware, Inc., Class A*	147,500

		557,875

	Telecommunications — 8.3%
1,375	Acme Packet, Inc.*	81,015
20,310	Corning, Inc.	323,132
2,405	Finisar Corp.*	40,981
935	IPG Photonics Corp.*	56,278
1,065	Netgear, Inc.*	35,049
2,440	NII Holdings, Inc.*	103,334

		639,789

	Total Common Stocks — 95.7% (Cost $7,107,402)	7,360,143

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

VALUE
(NOTE 1)

Other Assets Less Liabilities — 4.3%	$330,298

Net Assets — 100.0%	$7,690,441

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.3%
	Electric — 26.0%
1,300	ALLETE, Inc.	$52,325
27,353	Alliant Energy Corp.	1,077,982
43,090	Ameren Corp.	1,241,854
32,230	Avista Corp.	812,518
22,300	Black Hills Corp.	666,324
7,425	CH Energy Group, Inc.	379,195
212,668	CMS Energy Corp.	4,070,466
123,870	Consolidated Edison, Inc.	6,515,561
36,720	Constellation Energy Group, Inc.	1,425,838
311,473	Dominion Resources, Inc.	15,090,866
83,215	DTE Energy Co.	4,147,436
117,712	Duke Energy Corp.	2,189,443
4,200	Entergy Corp.	280,560
84,575	Exelon Corp.	3,727,220
96,021	Integrys Energy Group, Inc.	4,821,214
183,925	MDU Resources Group, Inc.	3,965,423
9,523	MGE Energy, Inc.	391,205
36,875	Northeast Utilities	1,253,750
22,604	Pepco Holdings, Inc.	422,243
291,099	PG&E Corp.	12,060,231
32,235	PPL Corp.	899,357
307,605	Public Service Enterprise Group, Inc.	10,074,063
75,290	TECO Energy, Inc.	1,395,124
1,375	The Empire District Electric Co.	28,064
65,704	UIL Holdings Corp.	2,097,929
7,130	UniSource Energy Corp.	262,527
15,383	Unitil Corp.	393,036
71,760	Wisconsin Energy Corp.	2,199,444
159,296	Xcel Energy, Inc.	3,823,104

		85,764,302

	Gas — 40.9%
164,638	AGL Resources, Inc.	6,717,230
235,391	Atmos Energy Corp.	7,869,121
437,073	CenterPoint Energy, Inc.	8,557,889
14,040	Chesapeake Utilities Corp.	542,084
5,302	Corning Natural Gas Corp.	93,951
9,177	Delta Natural Gas Company, Inc.	297,151
14,318	Gas Natural, Inc.	160,362
146,600	National Fuel Gas Co.	10,610,908
333,965	National Grid PLC ADR	16,427,737
93,742	New Jersey Resources Corp.	4,088,089
122,250	Nicor, Inc.	6,687,075

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Gas — 40.9% (continued)
457,400	NiSource, Inc.	$9,207,462
73,725	Northwest Natural Gas Co.	3,288,872
202,481	Piedmont Natural Gas Company, Inc.	5,906,371
386,309	Questar Corp.	7,119,675
6,304	RGC Resources, Inc.	200,972
278,740	Sempra Energy	14,129,330
61,685	South Jersey Industries, Inc.	3,115,093
274,548	Southern Union Co.	11,805,564
127,462	Southwest Gas Corp.	4,753,058
65,050	The Laclede Group, Inc.	2,423,113
101,875	UGI Corp.	3,086,813
105,330	Vectren Corp.	2,781,765
139,250	WGL Holdings, Inc.	5,404,293

		135,273,978

	Oil & Gas — 2.7%
224,824	Cheniere Energy, Inc.*	2,315,687
57,723	Energen Corp.	3,394,690
51,410	EQT Corp.	3,263,507

		8,973,884

	Pipelines — 29.7%
802,516	El Paso Corp.	16,491,704
507,784	Enbridge, Inc.	16,701,015
210,900	ONEOK, Inc.	15,351,411
610,277	Spectra Energy Corp.	16,489,685
523,201	The Williams Companies, Inc.	16,585,472
392,257	TransCanada Corp.	16,455,181

		98,074,468

	Total Common Stocks (Cost $187,711,677)	328,086,632

	SHORT-TERM INVESTMENT — 1.1%
3,713,051	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $3,713,051)	3,713,051

	Total Investments — 100.4% (Cost $191,424,728)	331,799,683

	Liabilities Less Other Assets — (0.4)%	(1,445,217)

	Net Assets — 100.0%	$330,354,466

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 63.9%
	Basic Materials — 6.8%
32,214	Albemarle Corp.	$2,144,808
64,080	MeadWestvaco Corp.	1,995,451
14,241	NewMarket Corp.	2,335,809

		6,476,068

	Communications — 4.3%
119,446	Cisco Systems, Inc.	1,907,553
62,000	Verizon Communications, Inc.	2,187,980

		4,095,533

	Consumer, Cyclical — 2.3%
26,826	Lowe’s Companies, Inc.	578,905
30,695	Wal-Mart Stores, Inc.	1,617,934

		2,196,839

	Consumer, Non-cyclical — 19.2%
72,571	Altria Group, Inc.	1,908,617
49,150	Bristol-Myers Squibb Co.	1,408,639
16,171	Brown-Forman Corp., Class B	1,189,539
22,050	Johnson & Johnson	1,428,620
17,639	Lorillard, Inc.	1,873,615
83,000	Pfizer, Inc.	1,596,920
18,354	Philip Morris International, Inc.	1,306,254
41,367	Reynolds American, Inc.	1,456,118
34,408	The Coca-Cola Co.	2,340,088
32,499	The Hershey Co.	1,834,244
22,358	Visa, Inc., Class A	1,912,503

		18,255,157

	Energy — 6.0%
11,030	BP PLC ADR	501,203
23,250	Chevron Corp.	2,418,465
34,120	ConocoPhillips	2,456,299
4,500	Hugoton Royalty Trust	101,925
2,250	Linn Energy LLC	90,068
4,500	San Juan Basin Royalty Trust	105,930

		5,673,890

	Financial — 6.8%
9,000	Ares Capital Corp.	145,260
39,095	Berkshire Hathaway, Inc., Class B*	2,899,676
2,500	Hercules Technology Growth Capital, Inc.	23,500
9,000	MCG Capital Corp.	50,130
11,000	NGP Capital Resources Co.	86,570
11,500	PennantPark Investment Corp.	122,130
4,500	Starwood Property Trust, Inc.	87,300
83,500	Wells Fargo & Co.	2,332,990
1,600	White Mountains Insurance Group Ltd.	674,224

		6,421,780

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Industrial — 3.1%
32,735	Alexander & Baldwin, Inc.	$1,578,154
16,000	FedEx Corp.	1,390,080

		2,968,234

	Real Estate Investment Trust (REIT) — 3.3%
7,000	Apollo Commercial Real Estate Finance, Inc.	108,920
27,500	Chimera Investment Corp.	84,700
47,400	Hatteras Financial Corp.	1,271,268
60,599	UDR, Inc.	1,594,360
1,500	Winthrop Realty Trust	16,590

		3,075,838

	Technology — 8.2%
90,374	Activision Blizzard, Inc.	1,070,028
98,800	Intel Corp.	2,206,204
11,240	International Business Machines Corp.	2,043,994
91,448	Microsoft Corp.	2,505,675

		7,825,901

	Utilities — 3.9%
53,290	Dominion Resources, Inc.	2,581,900
60,315	Duke Energy Corp.	1,121,859

		3,703,759

	Total Common Stocks (Cost $49,536,171)	60,692,999

	PREFERRED STOCK — NM
13,600	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15 (Cost 340,000)* (a)	32,368

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 18.3%
	Basic Materials — 1.3%
$350,000	Barrick Gold Financeco LLC	6.125%	9/15/13	388,339
250,000	BHP Billiton Finance USA Ltd.	6.750	11/1/13	279,988
315,000	EI du Pont de Nemours & Co.	4.750	3/15/15	350,515
150,000	International Paper Co.	9.375	5/15/19	198,622

				1,217,464

	Communications — 1.3%
300,000	Deutsche Telekom International Finance BV	5.875	8/20/13	328,411
300,000	Telefonica Emisiones SAU	5.877	7/15/19	313,913
350,000	Verizon Communications, Inc.	5.250	4/15/13	375,753
150,000	Verizon Communications, Inc.	8.750	11/1/18	201,386

				1,219,463

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Consumer, Cyclical — 1.1%
$300,000	Best Buy Company, Inc.	6.750%	7/15/13	$327,429
150,000	Marriott International, Inc., Series J	5.625	2/15/13	159,797
300,000	Starbucks Corp.	6.250	8/15/17	355,020
200,000	The Home Depot, Inc.	5.400	3/1/16	228,632

				1,070,878

	Consumer, Non-cyclical — 1.3%
150,000	Anheuser-Busch InBev Worldwide, Inc.	7.750	1/15/19	195,753
350,000	Diageo Capital PLC	7.375	1/15/14	404,245
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	349,588
250,000	UnitedHealth Group, Inc.	5.375	3/15/16	286,872

				1,236,458

	Energy — 0.4%
200,000	Devon Energy Corp.	5.625	1/15/14	223,381
150,000	Husky Energy, Inc.	5.900	6/15/14	168,021

				391,402

	Financial — 11.6%
250,000	Aflac, Inc.	8.500	5/15/19	316,192
60,000	American Express Credit Corp., Series C	7.300	8/20/13	66,875
300,000	Associates Corporation of North America	6.950	11/1/18	346,828
79,000	Boston Properties LP	6.250	1/15/13	84,683
325,000	Caterpillar Financial Services Corp.	4.900	8/15/13	350,866
705,000	Citigroup, Inc.	6.125	11/21/17	791,281
375,000	CME Group, Inc.	5.750	2/15/14	418,296
275,000	Credit Suisse USA, Inc.	5.125	8/15/15	304,390
275,000	Discover Financial Services	10.250	7/15/19	361,780
250,000	Fifth Third Bancorp	6.250	5/1/13	270,053
240,000	First Niagara Financial Group, Inc.	6.750	3/19/20	270,414
125,000	General Electric Capital Corp.	4.800	5/1/13	132,992
250,000	General Electric Capital Corp.	5.500	6/4/14	276,201
160,000	Jefferies Group, Inc.	8.500	7/15/19	192,652
346,000	JPMorgan Chase & Co.	5.750	1/2/13	367,401
300,000	KeyCorp	6.500	5/14/13	325,367
320,000	Lazard Group	6.850	6/15/17	359,548
300,000	Manulife Financial Corp.	3.400	9/17/15	314,434
230,000	Merrill Lynch & Company, Inc.	6.875	4/25/18	257,730
250,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.709	1/15/15	241,155
100,000	MetLife, Inc., Series A	6.817	8/15/18	119,776
250,000	Morgan Stanley	4.750	4/1/14	261,133
250,000	Morgan Stanley	6.625	4/1/18	278,621
350,000	New York Life Global Funding(b)	5.250	10/16/12	369,033
310,000	Prudential Financial, Inc.	5.500	3/15/16	341,975
285,000	Prudential Financial, Inc., Series MTNB	5.100	9/20/14	314,736
375,000	SunTrust Banks, Inc.	5.250	11/5/12	393,722

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 11.6% (continued)
$250,000	SunTrust Banks, Inc.	6.000%	9/11/17	$281,695
150,000	Swiss Re Solutions Holding Corp.	7.000	2/15/26	170,033
350,000	The Allstate Corp.	5.000	8/15/14	387,786
475,000	The Goldman Sachs Group, Inc.	5.375	3/15/20	493,451
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	321,910
300,000	Toyota Motor Credit Corp.	5.170	1/11/12	305,832
300,000	Wachovia Corp.	5.250	8/1/14	324,788
550,000	Wells Fargo & Co.	5.250	10/23/12	579,432

				10,993,061

	Industrial — 0.8%
300,000	FedEx Corp.	7.375	1/15/14	344,993
220,000	The Boeing Co.	5.000	3/15/14	243,059
150,000	Tyco International Finance SA	8.500	1/15/19	194,935

				782,987

	Technology — 0.2%
150,000	Dell, Inc.	4.700	4/15/13	159,696

	Utilities — 0.3%
275,000	Sempra Energy	6.500	6/1/16	326,608

	Total Corporate Bonds (Cost $15,703,121)			17,398,017

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
$1,300,000	Federal Farm Credit Bank	2.040	7/27/16	1,305,236
320,690	Federal Home Loan Mortgage Corp.	5.000	5/1/20	348,435
604,140	Federal Home Loan Mortgage Corp.	5.500	4/1/37	661,507
650,000	Federal National Mortgage Association	2.000	7/27/16	650,331
417,831	Federal National Mortgage Association	4.500	8/1/20	445,317
475,814	Federal National Mortgage Association	6.000	10/1/37	523,653

	Total U.S. Government Agency Obligations (Cost $3,764,578)			3,934,479

	U.S. TREASURY OBLIGATIONS — 10.4%
950,000	U.S. Treasury Bond	6.250	8/15/23	1,243,312
150,000	U.S. Treasury Bond	5.250	2/15/29	179,977
1,975,000	U.S. Treasury Bond	5.000	5/15/37	2,283,902
2,050,000	U.S. Treasury Note	3.875	10/31/12	2,141,930
850,000	U.S. Treasury Note	1.250	9/30/15	858,235
780,000	U.S. Treasury Note	3.125	10/31/16	845,691
600,000	U.S. Treasury Note	3.750	11/15/18	666,047
1,520,000	U.S. Treasury Note	3.500	5/15/20	1,632,337

	Total U.S. Treasury Obligations (Cost $9,745,005)			9,851,431

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 1.9%
10,000	Calamos Convertible Opportunities and Income Fund	$126,800
8,650	iShares iBoxx $High Yield Corporate Bond Fund	787,582
17,000	SPDR Barclays Capital High Yield Bond Fund	684,250
16,000	Wells Fargo Advantage Income Opportunities Fund	155,520

	Total Investment Companies (Cost $1,760,277)	1,754,152

	SHORT-TERM INVESTMENT — 2.0%
1,931,803	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,931,803)	1,931,803

	Total Investments — 100.6% (Cost $82,780,955)	$95,595,249

	Liabilities Less Other Assets — (0.6)%	(563,361)

	Net Assets — 100.0%	$95,031,888

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2011, the total amount of 144A securities was $369,033, or 0.4% of total net assets.
ADR	American Depositary Receipts
LLC	Limited Liability Company
LP	Limited Partnership
NM	Not Meaningful
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 4.0%
	Energy — 1.1%
4,500	Hugoton Royalty Trust	$101,925
2,250	Linn Energy LLC	90,068
4,500	San Juan Basin Royalty Trust	105,930

		297,923

	Financial — 2.0%
10,000	Ares Capital Corp.	161,400
5,000	Hercules Technology Growth Capital, Inc.	47,000
9,000	MCG Capital Corp.	50,130
11,000	NGP Capital Resources Co.	86,570
12,000	PennantPark Investment Corp.	127,440
4,500	Starwood Property Trust, Inc.	87,300

		559,840

	Real Estate Investment Trust (REIT) — 0.9%
7,000	Apollo Commercial Real Estate Finance, Inc.	108,920
37,500	Chimera Investment Corp.	115,500
1,500	Winthrop Realty Trust	16,590

		241,010

	Total Common Stocks (Cost $1,146,741)	1,098,773

	CONVERTIBLE PREFERRED STOCK — 1.5%
	Finance — 1.5%
13,350	Boston Private Capital Trust I, 4.88%, due 10/1/34 (Cost 638,782)	408,009

	PREFERRED STOCK — 0.1%
10,400	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15 (Cost 260,000)* (a)	24,752

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 54.0%
	Basic Materials — 3.0%
$300,000	Barrick Gold Financeco LLC	6.125%	9/15/13	332,862
285,000	EI du Pont de Nemours & Co.	4.750	3/15/15	317,132
125,000	International Paper Co.	9.375	5/15/19	165,518

				815,512

	Communications — 4.4%
250,000	Comcast Corp.	6.500	1/15/17	297,660
275,000	Deutsche Telekom International Finance BV	5.875	8/20/13	301,044
280,000	Rogers Communications, Inc.	7.500	3/15/15	334,730
250,000	Telefonica Emisiones SAU	5.877	7/15/19	261,594

				1,195,028

	Consumer, Cyclical — 7.4%
275,000	Best Buy Company, Inc.	6.750	7/15/13	300,143

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Consumer, Cyclical — 7.4% (continued)
$138,000	GameStop Corp. / GameStop, Inc.	8.000%	10/1/12	$140,415
150,000	Marriott International, Inc., Series J	5.625	2/15/13	159,797
325,000	PVH Corp.	7.750	11/15/23	359,604
575,000	Royal Caribbean Cruises Ltd.	7.500	10/15/27	583,625
275,000	Starbucks Corp.	6.250	8/15/17	325,435
120,000	The Home Depot, Inc.	5.400	3/1/16	137,179

				2,006,198

	Consumer, Non-cyclical — 2.9%
125,000	Anheuser-Busch InBev Worldwide, Inc.	7.750	1/15/19	163,128
250,000	Diageo Capital PLC	5.200	1/30/13	266,552
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	349,589

				779,269

	Energy — 1.2%
175,000	Devon Energy Corp.	5.625	1/15/14	195,458
125,000	Husky Energy, Inc.	5.900	6/15/14	140,018

				335,476

	Financial — 31.3%
250,000	Aflac, Inc.	8.500	5/15/19	316,192
60,000	American Express Credit Corp., Series C	7.300	8/20/13	66,875
140,000	American Express Travel Related Services Company, Inc.(b)	5.250	11/21/11	141,934
250,000	Associates Corporation of North America	6.950	11/1/18	289,024
200,000	Capital One Financial Corp.	6.750	9/15/17	235,949
325,000	Caterpillar Financial Services Corp.	4.900	8/15/13	350,866
250,000	Citigroup, Inc.	6.125	11/21/17	280,596
300,000	CME Group, Inc.	5.750	2/15/14	334,637
225,000	Credit Suisse USA, Inc.	5.125	8/15/15	249,046
175,000	Discover Financial Services	10.250	7/15/19	230,224
250,000	Fifth Third Bancorp	6.250	5/1/13	270,053
125,000	General Electric Capital Corp.	4.800	5/1/13	132,992
140,000	Jefferies Group, Inc.	8.500	7/15/19	168,571
235,000	JPMorgan Chase & Co.	5.375	10/1/12	247,373
300,000	KeyCorp	6.500	5/14/13	325,367
300,000	Lazard Group	6.850	6/15/17	337,077
300,000	Manulife Financial Corp.	3.400	9/17/15	314,434
170,000	Merrill Lynch & Company, Inc.	6.875	4/25/18	190,496
200,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.709	1/15/15	192,924
275,000	MetLife, Inc., Series A	6.817	8/15/18	329,383
250,000	Morgan Stanley	6.625	4/1/18	278,621
275,000	New York Life Global Funding(b)	5.250	10/16/12	289,955
288,000	Prudential Financial, Inc.	5.500	3/15/16	317,705
250,000	Prudential Financial, Inc., Series MTNB	5.100	9/20/14	276,084
215,000	SunTrust Banks, Inc.	5.250	11/5/12	225,734
300,000	SunTrust Banks, Inc.	6.000	9/11/17	338,033

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 31.3% (continued)
$125,000	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	$141,694
270,000	The Allstate Corp.	5.000	8/15/14	299,149
500,000	The Goldman Sachs Group, Inc.	5.375	3/15/20	519,423
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	321,910
275,000	Toyota Motor Credit Corp.	5.170	1/11/12	280,346
200,000	Wachovia Corp.	5.250	8/1/14	216,525

				8,509,192

	Industrial — 2.7%
50,000	American Railcar Industries, Inc.	7.500	3/1/14	51,000
275,000	FedEx Corp.	7.375	1/15/14	316,243
200,000	The Boeing Co.	5.000	3/15/14	220,963
125,000	Tyco International Finance SA	8.500	1/15/19	162,446

				750,652

	Utilities — 1.1%
250,000	Sempra Energy	6.500	6/1/16	296,916

	Total Corporate Bonds (Cost $13,178,259)			14,688,243

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.8%
$1,000,000	Federal Farm Credit Bank	2.040	7/27/16	1,004,028
690,446	Federal Home Loan Mortgage Corp.	5.500	4/1/37	756,008
500,000	Federal National Mortgage Association	2.000	7/27/16	500,255
522,477	Federal National Mortgage Association	4.500	8/1/20	556,846
594,768	Federal National Mortgage Association	6.000	10/1/37	654,566

	Total U.S. Government Agency Obligations (Cost $3,300,636)			3,471,703

	U.S. TREASURY OBLIGATIONS — 18.8%
175,000	U.S. Treasury Bond	6.250	8/15/23	229,032
250,000	U.S. Treasury Bond	5.250	2/15/29	299,961
1,350,000	U.S. Treasury Bond	5.000	5/15/37	1,561,148
1,075,000	U.S. Treasury Note	3.875	10/31/12	1,123,207
175,000	U.S. Treasury Note	1.250	9/30/15	176,695
350,000	U.S. Treasury Note	3.250	5/31/16	382,512
400,000	U.S. Treasury Note	3.750	11/15/18	444,031
825,000	U.S. Treasury Note	3.500	5/15/20	885,973

	Total U.S. Treasury Obligations (Cost $5,041,289)			5,102,559

SHARES

	INVESTMENT COMPANIES — 5.4%
10,000	Calamos Convertible Opportunities and Income Fund			126,800
7,000	iShares iBoxx $High Yield Corporate Bond Fund			637,350

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
July 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 5.4% (continued)
14,000	SPDR Barclays Capital High Yield Bond Fund	$563,500
16,000	Wells Fargo Advantage Income Opportunities Fund	155,520

	Total Investment Companies (Cost $1,488,061)	1,483,170

	SHORT-TERM INVESTMENT — 2.7%
737,486	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $737,486)	737,486

	Total Investments — 99.3% (Cost $25,791,254)	$27,014,695

	Other Assets Less Liabilities — 0.7%	191,280

	Net Assets — 100.0%	$27,205,975

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2011, the total amount of 144A securities was $431,889, or 1.6% of total net assets.
LLC	Limited Liability Company
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2011
(unaudited)

1.   Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted FASB ASC 820 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1  –  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2  –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.
• Level 3  –  Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2011.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2011
(unaudited)

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Large Cap Fund

Common Stocks*	$45,376,562	$–	$–	$45,376,562

Total	$45,376,562	$–	$–	$45,376,562

Mid Cap Fund

Common Stocks*	$19,978,239	$–	$–	$19,978,239
Short-Term Investment	1,894,812	–	–	1,894,812

Total	$21,873,051	$–	$–	$21,873,051

Small Cap Fund

Common Stocks*	$42,169,026	$–	$–	$42,169,026
Rights	–	–	5,225	5,225
Short-Term Investment	3,893,313	–	–	3,893,313

Total	$46,062,339	$–	$5,225	$46,067,564

Focus Fund

Common Stocks*	$693,449,198	$–	$–	$693,449,198
Short-Term Investment	20,894,092	–	–	20,894,092

Total	$714,343,290	$–	$–	$714,343,290

Large Cap Financial Fund

Common Stocks*	$54,862,000	$–	$–	$54,862,000
Short-Term Investment	8,773,908	–	–	8,773,908

Total	$63,635,908	$–	$–	$63,635,908

Small Cap Financial Fund

Common Stocks*	$212,427,153	$–	$–	$212,427,153
Short-Term Investment	15,555,170	–	–	15,555,170

Total	$227,982,323	$–	$–	$227,982,323

Technology Fund

Common Stocks*	$7,360,143	$–	$–	$7,360,143

Total	$7,360,143	$–	$–	$7,360,143

Gas Utility Index Fund

Common Stocks*	$328,086,632	$–	$–	$328,086,632
Short-Term Investment	3,713,051	–	–	3,713,051

Total	$331,799,683	$–	$–	$331,799,683

The FBR Funds

Notes to Portfolios of Investments
July 31, 2011
(unaudited)

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Balanced Fund

Common Stocks*	$60,692,999	$–	$–	$60,692,999
Corporate Bonds	–	17,398,017	–	17,398,017
Investment Companies	1,754,152	–	–	1,754,152
Preferred Stocks	32,368	–	–	32,368
Short-Term Investment	1,931,803	–	–	1,931,803
U.S. Government Agency Obligations	–	3,934,479	–	3,934,479
U.S. Treasury Obligations	–	9,851,431	–	9,851,431

Total	$64,411,322	$31,183,927	$–	$95,595,249

Core Bond Fund

Common Stocks*	$1,098,773	$–	$–	$1,098,773
Convertible Preferred Stocks	–	408,009	–	408,009
Corporate Bonds	–	14,688,243	–	14,688,243
Investment Companies	1,483,170	–	–	1,483,170
Preferred Stocks	24,752	–	–	24,752
Short-Term Investment	737,486	–	–	737,486
U.S. Government Agency Obligations	–	3,471,703	–	3,471,703
U.S. Treasury Obligations	–	5,102,559	–	5,102,559

Total	$3,344,181	$23,670,514	$–	$27,014,695

* Please refer to portfolio of investments for industry classifications of common stocks.

The following table reconciles the valuation of the Small Cap Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2011:

Beginning value at 11/1/10	$—
Net purchases	—
Net realized loss	—
Net unrealized appreciation	5,225
Net transfers into Level 3	—

Ending value at 7/31/11	5,225

Market value at 7/31/11	5,225

Net unrealized appreciation during the period on Level 3 securities held at 7/31/11	$5,225

The FBR Funds

Notes to Portfolios of Investments
July 31, 2011
(unaudited)

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the Level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers into and out of Level 1 and Level 2 during the current period. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2.   Investments in Affiliates

Affiliated issuers, as defined by the Investment Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended July 31, 2011, is noted below:

		Share Activity

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/10	Purchases	Sales	7/31/11	Gain (Loss)	Dividends	7/31/11	Cost

Focus Fund
99 Cents Only Stores	3,810,235	—	—	3,810,235	—	—	$75,252,141	$38,109,786

3.   Federal Tax Information

As of July 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Fund	$40,588,445	$6,222,082	$(1,433,965)	$4,788,117
Mid Cap Fund	19,107,154	3,488,018	(722,121)	2,765,897
Small Cap Fund	43,797,399	5,028,873	(2,758,708)	2,270,165
Focus Fund	391,562,918	340,679,204	(17,898,832)	322,780,372
Large Cap Financial Fund	67,995,781	1,462,923	(5,822,796)	(4,359,873)
Small Cap Financial Fund	228,659,202	23,378,636	(24,055,515)	(676,879)
Technology Fund	7,482,662	453,104	(575,623)	(122,519)
Gas Utility Index Fund	206,788,267	133,082,144	(8,070,728)	125,011,416
Balanced Fund	82,858,895	14,727,062	(1,990,708)	12,736,354
Core Bond Fund	25,875,883	1,729,935	(591,124)	1,138,811

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.   EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/Kimberly Bradshaw	9/23/2011

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David H. Ellison	9/23/2011

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/Kimberly Bradshaw	9/23/2011

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds